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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657


                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  July 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.




 Pioneer Equity Income Fund
              Schedule of Investments  7/31/04 (unaudited)

Principal
  Amount      CONVERTIBLE PREFERRED STOCKS - 1.1 %                               Value
              Automobiles & Components - 1.1 %
              Automobile Manufacturers - 1.1 %
    10,000    General Motors Corp., Series B, 5.25%, 3/6/32                 $       242,500
   175,000    Ford Cap Trust, 6.50%, 1/15/32                                      9,327,500
                                                                            $     9,570,000
              Total Automobiles & Components                                $     9,570,000
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost   $8,457,820)                                           $     9,570,000

              CONVERTIBLE CORORATE BOND - 0.1 %
              Retailing - 0.1 %
              Apparel Retail - 0.1 %
   800,000    GAP, Inc., 5.75%, 3/15/09                                     $     1,165,000
              Total Retailing                                               $     1,165,000
              TOTAL CONVERTIBLE CORPORATE BOND
              (Cost   $800,000)                                             $     1,165,000

  Shares      COMMON STOCKS - 98.5 %
              Energy - 12.9 %
              Integrated Oil & Gas - 12.9 %
   458,780    ConocoPhillips                                                $    36,138,101
   405,700    ChevronTexaco Corp.                                                38,805,205
   100,000    Occidental Petroleum Corp.                                          4,927,000
   633,878    Exxon Mobil Corp.                                                  29,348,551
                                                                            $   109,218,857
              Total Energy                                                  $   109,218,857
              Materials - 5.0 %
              Commodity Chemicals - 1.7 %
   200,000    Air Products & Chemicals, Inc.                                $    10,350,000
   105,232    E.I. du Pont de Nemours and Co.                                     4,511,296
                                                                            $    14,861,296
              Construction Materials - 0.6 %
   100,000    Vulcan Materials Co.                                          $     4,762,000
              Diversified Chemical - 0.7 %
   100,000    PPG Industries, Inc.                                          $     5,895,000
              Paper Products - 0.8 %
   230,000    Meadwestvaco Corp.                                            $     6,867,800
              Specialty Chemicals - 0.3 %
    50,000    Valspar Corp.                                                 $     2,450,000
              Steel - 0.9 %
   513,705    Roanoke Electric Steel Corp.                                  $     7,484,168
              Total Materials                                               $    42,320,264
              Capital Goods - 9.1 %
              Aerospace & Defense - 2.7 %
   125,000    Boeing Co.                                                    $     6,343,750
   168,700    General Dynamics Corp.                                             16,670,934
                                                                            $    23,014,684
              Electrical Component & Equipment - 1.3 %
   175,000    Emerson Electric Co.                                          $    10,622,500
              Industrial Conglomerates - 2.5 %
   235,600    Johnson Controls, Inc.                                        $    13,299,620
    85,000    United Technologies Corp.                                           7,947,500
                                                                            $    21,247,120
              Industrial Machinery - 2.6 %
   505,957    Gorman-Rupp Co.                                               $    12,927,201
   350,000    The Timken Co.                                                      8,694,000
                                                                            $    21,621,201
              Total Capital Goods                                           $    76,505,505
              Transportation - 0.4 %
              Railroads - 0.4 %
   105,000    Burlington Northern, Inc.                                     $     3,725,400
              Total Transportation                                          $     3,725,400
              Automobiles & Components - 4.2 %
              Automobile Manufacturers - 4.1 %
   150,000    Ford Motor Corp.                                              $     2,208,000
   548,625    Paccar, Inc.                                                       32,895,555
                                                                            $    35,103,555
              Total Automobiles & Components                                $    35,103,555
              Media - 3.3 %
              Movies & Entertainment - 1.9 %
   531,200    Cedar Fair, L.P.  (a)                                         $    15,840,384
              Publishing - 1.4 %
   160,000    McGraw-Hill Co., Inc.                                         $    12,009,600
              Total Media                                                   $    27,849,984
              Retailing - 1.8 %
              Department Stores - 1.2 %
   100,000    J.C. Penney Co., Inc.                                         $     4,000,000
   241,000    May Department Stores Co.                                           6,393,730
                                                                            $    10,393,730
              General Merchandise Stores - 0.6 %
   140,000    Sears, Roebuck and Co.  (a)                                   $     5,135,200
              Total Retailing                                               $    15,528,930
              Food, Beverage & Tobacco - 4.8 %
              Packaged Foods & Meats - 3.9 %
   430,000    Campbell Soup Co.                                             $    11,003,700
   175,000    General Mills, Inc.                                                 7,857,500
   272,550    H.J. Heinz Co., Inc.                                               10,054,370
   184,000    Sara Lee Corp.                                                      4,040,640
                                                                            $    32,956,210
              Soft Drinks - 0.9 %
    50,000    The Coca-Cola Co.                                             $     2,193,000
   116,300    PepsiCo, Inc.                                                       5,815,000
                                                                            $     8,008,000
              Total Food, Beverage & Tobacco                                $    40,964,210
              Household & Personal Products - 0.8 %
              Household Products - 0.8 %
    66,000    Colgate-Palmolive Co.                                         $     3,511,200
    73,800    Clorox Co.                                                          3,673,026
                                                                            $     7,184,226
              Total Household & Personal Products                           $     7,184,226
              Health Care Equipment & Services - 3.5 %
              Health Care Distributors - 3.0 %
   356,600    Abbott Laboratories                                           $    14,032,210
   210,000    Johnson & Johnson                                                  11,606,700
                                                                            $    25,638,910
              Health Care Equipment - 0.5 %
    88,000    Becton, Dickinson & Co.                                       $     4,156,240
              Total Health Care Equipment & Services                        $    29,795,150
              Pharmaceuticals & Biotechnology - 3.3 %
              Pharmaceuticals - 3.3 %
   200,000    Eli Lilly & Co.                                               $    12,744,000
   290,400    Merck & Co., Inc.                                                  13,169,640
    60,000    Pfizer, Inc.                                                        1,917,600
                                                                            $    27,831,240
              Total Pharmaceuticals & Biotechnology                         $    27,831,240
              Banks - 13.4 %
              Diversified Banks - 5.7 %
   600,000    Charter One Financial, Inc.                                   $    26,646,000
   318,700    U.S. Bancorp                                                        9,019,210
   215,662    Wells Fargo  & Co.                                                 12,381,155
                                                                            $    48,046,365
              Regional Banks - 6.1 %
   250,000    First Horizon National Corp.                                  $    10,837,500
   358,600    National City Corp.                                                13,088,900
   329,400    SouthTrust Corp.                                                   12,777,426
   225,000    SunTrust Banks, Inc.                                               14,838,750
                                                                            $    51,542,576
              Thrifts & Mortgage Finance - 1.6 %
   355,000    Washington Mutual, Inc.                                       $    13,774,000
              Total Banks                                                   $   113,362,941
              Diversified Financials - 3.8 %
              Asset Management & Custody Banks - 3.1 %
   208,000    Eaton Vance Corp.                                             $     7,891,520
   402,000    T. Rowe Price Associates, Inc.                                     18,580,440
                                                                            $    26,471,960
              Investment Banking & Brokerage - 0.7 %
   175,000    A.G. Edwards, Inc.                                            $     5,687,500
              Total Diversified Financials                                  $    32,159,460
              Insurance - 4.6 %
              Property & Casualty Insurance - 4.6 %
   205,100    Chubb Corp.                                                   $    14,106,778
   299,300    Safeco Corp.                                                       14,085,058
   277,800    The St. Paul Travelers Companies, Inc.                             10,298,046
                                                                            $    38,489,882
              Total Insurance                                               $    38,489,882
              Real Estate - 1.2 %
              Real Estate Investment Trust - 1.2 %
   200,000    Simon DeBartolo Group, Inc.                                   $    10,322,000
              Total Real Estate                                             $    10,322,000
              Software & Services - 0.8 %
              Application Software - 0.3 %
   100,000    Microsoft Corp.                                               $     2,846,000
              Data Processing & Outsourced Services - 0.5 %
   100,000    Automatic Data Processing, Inc.                               $     4,198,000
              Total Software & Services                                     $     7,044,000
              Technology Hardware & Equipment - 1.5 %
              Computer Hardware - 1.5 %
   177,550    Diebold, Inc.                                                 $     8,185,055
   150,000    Hewlett-Packard Co.                                                 3,022,500
    20,000    IBM Corp.                                                           1,741,400
                                                                            $    12,948,955
              Total Technology Hardware & Equipment                         $    12,948,955
              Telecommunication Services - 7.5 %
              Integrated Telecommunication Services - 7.5 %
   184,585    Alltel Corp.                                                  $     9,598,420
   396,400    BellSouth Corp.                                                    10,738,476
   694,669    SBC Communications, Inc.                                           17,602,912
   680,000    AT&T Corp. (a)                                                     10,268,000
   400,000    Verizon Communications, Inc.                                       15,416,000
                                                                            $    63,623,808
              Total Telecommunication Services                              $    63,623,808
              Utilities - 16.3 %
              Electric Utilities - 10.4 %
   185,000    Ameren Corp.                                                  $     8,267,650
   235,400    American Electric Power Co., Inc.                                   7,323,294
   636,500    Constellation Energy Group                                         24,537,075
   175,000    Consolidated Edison, Inc.                                           7,169,750
   120,000    FPL Group, Inc.                                                     8,079,600
   384,400    Great Plains Energy, Inc.                                          11,028,436
   190,000    NSTAR                                                               8,892,000
   440,000    Southern Co.                                                       12,883,200
                                                                            $    88,181,005
              Gas Utilities - 4.8 %
   454,700    KeySpan Energy Corp.                                          $    16,364,653
   446,600    Questar Corp.                                                      18,301,668
   237,933    Vectren Corp.                                                       5,888,842
                                                                            $    40,555,163
              Multi-Utilities & Unregulated Power - 0.5 %
    80,000    Equitable Resources, Inc.                                     $     4,102,400
              Water Utilities - 0.6 %
   275,625    Aqua America Inc.                                             $     5,360,907
              Total Utilities                                               $   138,199,475
              TOTAL COMMON STOCKS
              (Cost   $610,147,272)                                         $   832,177,842

              TOTAL INVESTMENT IN SECURITIES - 99.7%
              (Cost   $619,405,092)(a)                                      $   842,912,842

              OTHER ASSETS AND LIABILITIES - 0.3%                           $     2,356,285

              TOTAL NET ASSETS - 100.0%                                     $   845,269,127

            * Non-income producing security.

      (a)     At July 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $614,308,222 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                     $ 247,808,153

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                       (19,203,533)

              Net unrealized gain                                           $ 228,604,620

      (b)     At July 31, 2004, the following securities were out on loan:
                                                                                 Market
  Shares                               Description                               Value
   100,000    AT&T Corp.                                                    $     1,510,000
   300,400    Cedar Fair, L.P.                                                    8,957,928
   130,000    Sears, Roebuck and Co.                                              4,768,400
              Total                                                         $    15,236,328


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 28, 2004

* Print the name and title of each signing officer under his or her signature.